Net finance costs (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Net Finance Costs

	2024	2023	2022
	US$M	US$M	US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	1,467	997	491
Interest capitalised at 6.82% (2023: 5.71%; 2022: 2.90%) 1	(530)	(271)	(113)
Interest on lease liabilities	181	130	119
Discounting on provisions and other liabilities	1,064	1,293	645
Other gains and losses:
Fair value change on hedged loans	(214)	(803)	(1,286)
Fair value change on hedging derivatives	188	691	1,277
Exchange variations on net debt	27	9	(99)
Other	15	14	16

Total financial expenses	2,198	2,060	1,050

Financial income
Interest income	(709)	(529)	(81)

Net finance costs	1,489	1,531	969

1
Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings. Tax relief for capitalised interest is approximately US$159 million (2023: US$81 million; 2022: US$34 million).